Summary of Significant Accounting (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Asset impairment charges		$ 700,000
Net proceeds on sale of Property Plant Equipment	$ 400,000
Depreciation and amortization of property and equipment		100,000	$ 200,000
Research and development costs		2,400,000	4,800,000
Patent costs		400,000	200,000
grants offset against operating expenses		1,400,000	1,300,000
FDIC insured amount		250,000
SPIC insured amount		500,000
SPIC cash limit coverage		250,000
Assets		70,879,000	4,460,000
Net operating losses carryforward		$ 124,300,000	76,800,000
Net operating loss carryforwards limitations		We have analyzed the available information to determine the amount of the annual limitation. Based on information available us, the 2017 limitation is estimated to range between be $1.4 million and $3.7 million annually. In total, we estimate that the 2017 ownership change will result in approximately $120 million and $56 million of federal and state net operating loss carryforwards expiring unused.
Manufacture warranty period		3 years
Decrease in Warranty expenses		$ 100,000	500,000
Decrease in Warranty expenses		100,000	500,000
Severance payments			1,000,000.0
Argus I I Product
Property, Plant and Equipment [Line Items]
Asset impairment charges			700,000
Decrease in Warranty expenses		500,000
Other assets impairment charge		700,000
State and Local Jurisdiction
Property, Plant and Equipment [Line Items]
Net operating losses carryforward		4,903,000
State and Local Jurisdiction | Minimum
Property, Plant and Equipment [Line Items]
Operating loss carryforwards expiration year				2033
State and Local Jurisdiction | Maximum
Property, Plant and Equipment [Line Items]
Operating loss carryforwards expiration year				2041
Domestic Tax Authority
Property, Plant and Equipment [Line Items]
Net operating losses carryforward		124,300,000
Domestic Tax Authority | Minimum
Property, Plant and Equipment [Line Items]
Operating loss carryforwards expiration year				2035
Domestic Tax Authority | Maximum
Property, Plant and Equipment [Line Items]
Operating loss carryforwards expiration year				2037
Country
Property, Plant and Equipment [Line Items]
Assets		$ 30,000	$ 18,000